INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	2019	2018

Audiovisual content	$119.3	$94.1
Finished goods	93.5	88.8
Raw materials and supplies	27.6	20.2
	$240.4	$203.1